MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.6%
------------------------------------------------------------------------
     $  875        Kansas City IDA, (Kingswood United
                   Methodist Manor), Prerefunded to
                   11/15/03, 9.00%, 11/15/13                 $ 1,003,791
      1,000        Lake of The Ozarks, (Community Bridge
                   Corp.), Prerefunded to 12/1/06,
                   6.40%, 12/1/25                              1,088,540
      1,005        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), Prerefunded to
                   2/15/06, 6.50%, 2/15/21                     1,082,516
        575        Missouri HEFA, (Saint Louis Children's),
                   (MBIA), Escrowed to Maturity,
                   0.00%, 5/15/08                                367,109
      1,000        Saint Louis County, Mortgage Revenue,
                   (GNMA), (AMT), Escrowed to Maturity,
                   5.40%, 1/1/16                                 954,950
------------------------------------------------------------------------
                                                             $ 4,496,906
------------------------------------------------------------------------
Hospital -- 15.9%
------------------------------------------------------------------------
     $3,250        Missouri HEFA, (Barnes Jewish
                   Christian), 5.25%, 5/15/14                $ 3,089,742
      1,500        Missouri HEFA, (Childrens Mercy
                   Hospital), 5.30%, 5/15/28                   1,216,890
      1,000        Missouri HEFA, (Freeman Health Systems),
                   5.25%, 2/15/18                                800,020
      1,900        Missouri HEFA, (Jefferson Memorial
                   Hospital), 6.80%, 5/15/25                   1,818,281
        495        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), 6.50%, 2/15/21             461,820
      1,250        Taney County IDA, (The Skaggs Community
                   Hospital Association), 5.30%, 5/15/18       1,003,400
      1,250        West Plains IDA, (Ozarks Medical
                   Center), 5.65%, 11/15/22                      974,662
------------------------------------------------------------------------
                                                             $ 9,364,815
------------------------------------------------------------------------
Housing -- 5.0%
------------------------------------------------------------------------
     $1,000        Jefferson County IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   6.75%, 11/1/29                            $   972,440
        755        Missouri Housing Development Authority,
                   SFMR, (GNMA), 6.45%, 9/1/27                   760,391
        460        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 6.75%, 6/1/24            469,448
        710        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 7.25%, 9/1/26            753,523
------------------------------------------------------------------------
                                                             $ 2,955,802
------------------------------------------------------------------------
Industrial Development Revenue -- 12.6%
------------------------------------------------------------------------
     $1,035        Jefferson County, (Kmart Corp.),
                   6.40%, 8/1/08                             $ 1,018,771
      1,235        Kansas City IDA, (Airline Cargo
                   Facilities), 8.50%, 1/1/17                  1,316,115
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $2,500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                            $ 2,154,675
      1,200        Missouri Environmental Improvement and
                   Energy Resources Authority, (American
                   Cyanamid Company), 5.80%, 9/1/09            1,196,532
      1,000        Saint Louis IDA, (Anheuser-Busch),
                   (AMT), 5.875%, 11/1/26                        962,170
        750        Saint Louis IDA, (Saint Louis Science
                   Center), 6.40%, 11/1/19                       735,787
------------------------------------------------------------------------
                                                             $ 7,384,050
------------------------------------------------------------------------
Insured-Education -- 2.4%
------------------------------------------------------------------------
     $1,750        Missouri HEFA, (St. Louis University
                   High School), (AMBAC), 4.75%, 10/1/24     $ 1,436,593
------------------------------------------------------------------------
                                                             $ 1,436,593
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.6%
------------------------------------------------------------------------
     $3,500        Missouri Environmental Improvement and
                   Energy Resources Authority, (Union
                   Electric), (AMBAC), (AMT),
                   5.45%, 10/1/28                            $ 3,128,895
        700        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      737,625
------------------------------------------------------------------------
                                                             $ 3,866,520
------------------------------------------------------------------------
Insured-General Obligations -- 2.2%
------------------------------------------------------------------------
     $  500        Puerto Rico, (FSA), Variable Rate,
                   7/1/22(1)(2)                              $   500,000
      2,000        Saint Charles County, (Francis Howell
                   School District), (FGIC), 0.00%, 3/1/16       782,480
------------------------------------------------------------------------
                                                             $ 1,282,480
------------------------------------------------------------------------
Insured-Hospital -- 11.6%
------------------------------------------------------------------------
     $  955        Jackson County, (Saint Joseph's Health
                   System), (MBIA), 6.50%, 7/1/12            $ 1,000,047
        800        Jackson County, (Saint Joseph's Health
                   System), (MBIA), 6.50%, 7/1/19                817,296
      1,500        Missouri HEFA, (Heartland Health),
                   (AMBAC), 6.35%, 11/15/17                    1,530,510
      9,500        Missouri HEFA, (Lester Cox Medical
                   Center), (MBIA), 0.00%, 9/1/20              2,710,825
        750        Missouri HEFA, (Lester Cox Medical
                   Center), (MBIA), 5.35%, 6/1/10                744,968
------------------------------------------------------------------------
                                                             $ 6,803,646
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Housing -- 2.7%
------------------------------------------------------------------------
     $1,500        SCA, MFMR Receipts, Springfield, (FSA),
                   7.10%, 1/1/30                             $ 1,592,850
------------------------------------------------------------------------
                                                             $ 1,592,850
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.9%
------------------------------------------------------------------------
     $  700        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   410,284
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          735,900
------------------------------------------------------------------------
                                                             $ 1,146,184
------------------------------------------------------------------------
Insured-Transportation -- 3.8%
------------------------------------------------------------------------
     $1,500        Bi State Development Agency, Illinois
                   Metropolitan District, (Saint Clair
                   County Metrolink Extension), (MBIA),
                   5.00%, 7/1/28                             $ 1,271,205
        910        Saint Louis, Airport Revenue, (Lambert
                   International Airport), (FGIC),
                   6.00%, 7/1/14                                 936,863
------------------------------------------------------------------------
                                                             $ 2,208,068
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.5%
------------------------------------------------------------------------
     $1,000        Missouri Regional Convention and Sports
                   Complex Authority, 5.50%, 8/15/21         $   923,640
      1,750        Saint Louis County, Regional Convention
                   and Sports Complex Authority,
                   5.50%, 8/15/13                              1,724,625
------------------------------------------------------------------------
                                                             $ 2,648,265
------------------------------------------------------------------------
Nursing Home -- 6.4%
------------------------------------------------------------------------
     $1,000        Kansas City IDA, (Beverly Enterprises),
                   8.00%, 12/1/02                            $ 1,020,500
        500        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05           502,955
      1,000        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12          1,052,850
      1,500        Saint Louis County IDA, (Nazareth
                   Living), 5.625%, 8/15/29                    1,161,465
------------------------------------------------------------------------
                                                             $ 3,737,770
------------------------------------------------------------------------
Pooled Loans -- 4.6%
------------------------------------------------------------------------
     $2,750        Missouri Higher Education Loan
                   Authority, Student Loan, (AMT),
                   5.45%, 2/15/09                            $ 2,691,838
------------------------------------------------------------------------
                                                             $ 2,691,838
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care -- 5.1%
------------------------------------------------------------------------
     $  300        Cass County, (Fox Springs Living
                   Center), 7.375%, 10/1/22                  $   307,269
      1,000        Kansas City IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               832,160
      2,000        Missouri HEFA, (Lutheran Senior
                   Services), 6.375%, 2/1/27                   1,882,860
------------------------------------------------------------------------
                                                             $ 3,022,289
------------------------------------------------------------------------
Transportation -- 2.5%
------------------------------------------------------------------------
     $1,000        Puerto Rico Highway and Transportation
                   Authority, 6.625%, 7/1/12                 $ 1,049,070
        500        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(1)(2)        407,795
------------------------------------------------------------------------
                                                             $ 1,456,865
------------------------------------------------------------------------
Water and Sewer -- 3.1%
------------------------------------------------------------------------
     $1,000        Missouri Environmental Improvement and
                   Energy Resources Authority,
                   0.00%, 1/1/14                             $   443,040
      1,250        Missouri Environmental Improvement and
                   Energy Resources Authority,
                   7.20%, 7/1/16                               1,353,438
------------------------------------------------------------------------
                                                             $ 1,796,478
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.5%
   (identified cost $59,198,084)                             $57,891,419
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $   902,595
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $58,794,014
------------------------------------------------------------------------

 The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 32.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 12.5% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $71,921,037        $44,616,524         $61,819,614        $83,415,772
   Unrealized appreciation
      (depreciation)                (2,316,891)          (645,208)         (2,651,201)          (475,111)
------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $69,604,146        $43,971,316         $59,168,413        $82,940,661
------------------------------------------------------------------------------------------------------------
Cash                               $        --        $        --         $    74,684        $        --
Receivable for investments
   sold                                     --            203,541                  --          1,525,916
Interest receivable                  1,024,854            669,059             880,735          1,365,183
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $70,629,000        $44,843,916         $60,123,832        $85,831,760
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------
Demand note payable                $        --        $   100,000         $        --        $   600,000
Payable for when-issued
   securities                               --                 --             958,690                 --
Due to bank                             85,611             64,340                  --             59,452
Payable to affiliate for
   Trustees' fees                        1,181                425               1,160              1,020
Accrued expenses                         6,519              7,276               5,726              6,051
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    93,311        $   172,041         $   965,576        $   666,523
------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                    $70,535,689        $44,671,875         $59,158,256        $85,165,237
------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions
   and withdrawals                 $72,852,580        $45,317,083         $61,809,457        $85,640,348
Net unrealized depreciation
   (computed on the basis of
   identified cost)                 (2,316,891)          (645,208)         (2,651,201)          (475,111)
------------------------------------------------------------------------------------------------------------
TOTAL                              $70,535,689        $44,671,875         $59,158,256        $85,165,237
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $28,853,203         $89,106,902         $59,198,084            $102,436,375
   Unrealized appreciation
      (depreciation)                 (1,337,257)         (6,549,698)         (1,306,665)                416,018
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $27,515,946         $82,557,204         $57,891,419            $102,852,393
---------------------------------------------------------------------------------------------------------------------
Cash                                $   952,257         $   422,041         $    64,561            $  8,117,953
Receivable for investments
   sold                                 165,164              35,353              45,000               1,191,000
Interest receivable                     438,197           1,322,656             801,155               1,715,652
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $29,071,564         $84,337,254         $58,802,135            $113,876,998
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable to affiliate for
   Trustees' fees                   $        --         $     1,020         $        --            $      1,535
Accrued expenses                          6,550               6,668               8,121                   7,595
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $     6,550         $     7,688         $     8,121            $      9,130
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                     $29,065,014         $84,329,566         $58,794,014            $113,867,868
---------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions
   and withdrawals                  $30,402,271         $90,879,264         $60,100,679            $113,451,850
Net unrealized appreciation
   (depreciation) (computed on
   the basis of
   identified cost)                  (1,337,257)         (6,549,698)         (1,306,665)                416,018
---------------------------------------------------------------------------------------------------------------------
TOTAL                               $29,065,014         $84,329,566         $58,794,014            $113,867,868
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $85,065,183           $37,044,460             $44,413,468         $121,190,113
   Unrealized appreciation
      (depreciation)               (2,049,043)             (844,533)               (478,632)          (2,157,457)
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $83,016,140           $36,199,927             $43,934,836         $119,032,656
-------------------------------------------------------------------------------------------------------------------
Cash                              $        --           $   327,609             $   372,080         $         --
Interest receivable                 1,142,037               566,800                 694,323            1,921,175
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $84,158,177           $37,094,336             $45,001,239         $120,953,831
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Demand note payable               $        --           $        --             $        --         $    100,000
Due to bank                            73,085                    --                      --               76,941
Payable to affiliate for
   Trustees' fees                          --                   425                      --                1,290
Accrued expenses                        9,435                 4,846                   9,526               10,784
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $    82,520           $     5,271             $     9,526         $    189,015
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                   $84,075,657           $37,089,065             $44,991,713         $120,764,816
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions
   and withdrawals                $86,124,700           $37,933,598             $45,470,345         $122,922,273
Net unrealized depreciation
   (computed on the basis of
   identified cost)                (2,049,043)             (844,533)               (478,632)          (2,157,457)
-------------------------------------------------------------------------------------------------------------------
TOTAL                             $84,075,657           $37,089,065             $44,991,713         $120,764,816
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                          ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                     $ 2,274,566        $ 1,428,546         $ 2,020,962        $ 2,817,748
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $ 2,274,566        $ 1,428,546         $ 2,020,962        $ 2,817,748
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $   132,145        $    64,845         $   109,287        $   170,662
Trustees fees and expenses                         5,659              1,682               5,640              6,011
Legal and accounting services                     23,537             23,890              24,743             26,091
Custodian fee                                     21,790             11,616              20,544             31,617
Miscellaneous                                      6,163              8,399               6,873              5,836
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $   189,294        $   110,432         $   167,087        $   240,217
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $        --        $        --         $        --        $    10,973
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $        --        $        --         $        --        $    10,973
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $   189,294        $   110,432         $   167,087        $   229,244
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $ 2,085,272        $ 1,318,114         $ 1,853,875        $ 2,588,504
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $  (334,357)       $  (276,649)        $  (316,002)       $  (343,912)
   Financial futures contracts                    (1,157)             2,054                  --             (5,213)
----------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (335,514)       $  (274,595)        $  (316,002)       $  (349,125)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(3,298,937)       $(1,404,646)        $(2,744,397)       $(3,525,063)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(3,298,937)       $(1,404,646)        $(2,744,397)       $(3,525,063)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(3,634,451)       $(1,679,241)        $(3,060,399)       $(3,874,188)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $(1,549,179)       $  (361,127)        $(1,206,524)       $(1,285,684)
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                          LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------------
Interest                                      $   925,820         $ 2,524,903         $ 1,985,196            $ 3,749,039
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $   925,820         $ 2,524,903         $ 1,985,196            $ 3,749,039
-------------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $    33,089         $   161,974         $   105,749            $   243,930
Trustees fees and expenses                          1,281               5,520               4,543                  7,347
Legal and accounting services                      20,699              26,407              22,572                 26,790
Custodian fee                                      10,688              26,654              15,993                 21,190
Miscellaneous                                       3,475               7,230               6,065                  8,669
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $    69,232         $   227,785         $   154,922            $   307,926
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $     3,036         $    11,094         $        --            $        --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $     3,036         $    11,094         $        --            $        --
-------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $    66,196         $   216,691         $   154,922            $   307,926
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $   859,624         $ 2,308,212         $ 1,830,274            $ 3,441,113
-------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $  (396,059)        $   158,757         $   169,101            $  (223,571)
   Financial futures contracts                         --               1,051                  --                     --
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $  (396,059)        $   159,808         $   169,101            $  (223,571)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $(1,167,803)        $(4,224,250)        $(3,547,660)           $(4,914,983)
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $(1,167,803)        $(4,224,250)        $(3,547,660)           $(4,914,983)
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $(1,563,862)        $(4,064,442)        $(3,378,559)           $(5,138,554)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $  (704,238)        $(1,756,230)        $(1,548,285)           $(1,697,441)
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                          OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                    $ 2,708,547           $ 1,238,527             $ 1,406,800         $ 3,995,278
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                     $ 2,708,547           $ 1,238,527             $ 1,406,800         $ 3,995,278
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                      $   164,125           $    48,292             $    63,954         $   262,914
Trustees fees and expenses                        4,500                 1,682                   1,281               7,102
Legal and accounting services                    23,552                21,661                  21,666              26,815
Custodian fee                                    23,341                14,741                  11,643              34,777
Miscellaneous                                    10,039                 4,657                   5,814              14,148
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $   225,557           $    91,033             $   104,358         $   345,756
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee               $     5,508           $     3,663             $        --         $        --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                    $     5,508           $     3,663             $        --         $        --
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                $   220,049           $    87,370             $   104,358         $   345,756
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 2,488,498           $ 1,151,157             $ 1,302,442         $ 3,649,522
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $    19,641           $  (153,588)            $     8,052         $   243,633
   Financial futures contracts                       --                 9,880                      --               5,868
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                    $    19,641           $  (143,708)            $     8,052         $   249,501
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $(3,895,935)          $(1,791,937)            $(1,777,280)        $(6,345,571)
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $(3,895,935)          $(1,791,937)            $(1,777,280)        $(6,345,571)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(3,876,294)          $(1,935,645)            $(1,769,228)        $(6,096,070)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $(1,387,796)          $  (784,488)            $  (466,786)        $(2,446,548)
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS         ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  2,085,272        $ 1,318,114        $  1,853,875        $  2,588,504
   Net realized gain (loss)                     (335,514)          (274,595)           (316,002)           (349,125)
   Net change in unrealized appreciation
      (depreciation)                          (3,298,937)        (1,404,646)         (2,744,397)         (3,525,063)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $ (1,549,179)       $  (361,127)       $ (1,206,524)       $ (1,285,684)
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  3,866,170        $ 1,805,948        $  1,695,893        $  5,295,248
   Withdrawals                               (13,922,570)        (7,263,717)        (12,551,538)        (16,606,237)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(10,056,400)       $(5,457,769)       $(10,855,645)       $(11,310,989)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(11,605,579)       $(5,818,896)       $(12,062,169)       $(12,596,673)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                      $ 82,141,268        $50,490,771        $ 71,220,425        $ 97,761,910
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $ 70,535,689        $44,671,875        $ 59,158,256        $ 85,165,237
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $   859,624         $  2,308,212        $ 1,830,274            $  3,441,113
   Net realized gain (loss)                      (396,059)             159,808            169,101                (223,571)
   Net change in unrealized appreciation
      (depreciation)                           (1,167,803)          (4,224,250)        (3,547,660)             (4,914,983)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $  (704,238)        $ (1,756,230)       $(1,548,285)           $ (1,697,441)
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 2,671,830         $  3,786,993        $ 1,312,737            $  2,724,034
   Withdrawals                                 (5,570,078)         (12,924,421)        (9,234,725)            (16,488,855)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(2,898,248)        $ (9,137,428)       $(7,921,988)           $(13,764,821)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(3,602,486)        $(10,893,658)       $(9,470,273)           $(15,462,262)
-------------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of period                        $32,667,500         $ 95,223,224        $68,264,287            $129,330,130
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                              $29,065,014         $ 84,329,566        $58,794,014            $113,867,868
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS         OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  2,488,498          $ 1,151,157             $ 1,302,442         $  3,649,522
   Net realized gain (loss)                       19,641             (143,708)                  8,052              249,501
   Net change in unrealized appreciation
      (depreciation)                          (3,895,935)          (1,791,937)             (1,777,280)          (6,345,571)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $ (1,387,796)         $  (784,488)            $  (466,786)        $ (2,446,548)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  3,922,560          $ 1,513,436             $ 2,268,778         $  4,507,281
   Withdrawals                               (12,776,559)          (8,472,906)             (6,217,748)         (18,920,171)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $ (8,853,999)         $(6,959,470)            $(3,948,970)        $(14,412,890)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(10,241,795)         $(7,743,958)            $(4,415,756)        $(16,859,438)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                      $ 94,317,452          $44,833,023             $49,407,469         $137,624,254
-----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $ 84,075,657          $37,089,065             $44,991,713         $120,764,816
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  4,645,606        $  2,845,321       $  4,288,064        $  5,787,422
   Net realized gain (loss)                    1,822,635             765,765          1,152,984             987,147
   Net change in unrealized appreciation
      (depreciation)                          (7,171,556)         (3,759,621)        (7,104,173)         (6,310,409)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $   (703,315)       $   (148,535)      $ (1,663,125)       $    464,160
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  7,798,450        $  5,682,021       $  5,916,906        $  6,215,330
   Withdrawals                               (19,730,570)        (11,297,759)       (20,284,630)        (21,552,860)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(11,932,120)       $ (5,615,738)      $(14,367,724)       $(15,337,530)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(12,635,435)       $ (5,764,273)      $(16,030,849)       $(14,873,370)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 94,776,703        $ 56,255,044       $ 87,251,274        $112,635,280
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 82,141,268        $ 50,490,771       $ 71,220,425        $ 97,761,910
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 1,842,095         $  5,197,771        $  3,882,521           $  7,585,943
   Net realized gain (loss)                      (132,083)           1,057,196             531,100              1,052,272
   Net change in unrealized appreciation
      (depreciation)                           (2,534,222)          (9,405,694)         (5,290,349)           (10,001,534)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $  (824,210)        $ (3,150,727)       $   (876,728)          $ (1,363,319)
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 4,126,276         $ 11,497,954        $  7,132,282           $  7,046,445
   Withdrawals                                 (7,144,339)         (18,276,256)        (12,389,264)           (29,283,120)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(3,018,063)        $ (6,778,302)       $ (5,256,982)          $(22,236,675)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(3,842,273)        $ (9,929,029)       $ (6,133,710)          $(23,599,994)
-------------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $36,509,773         $105,152,253        $ 74,397,997           $152,930,124
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $32,667,500         $ 95,223,224        $ 68,264,287           $129,330,130
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  5,266,291          $  2,658,896            $ 2,778,943         $  7,742,491
   Net realized gain (loss)                    1,043,805              (175,546)               111,739            1,479,464
   Net change in unrealized appreciation
      (depreciation)                          (6,028,925)           (3,664,758)            (2,876,879)          (9,945,787)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $    281,171          $ (1,181,408)           $    13,803         $   (723,832)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $ 10,547,640          $  6,573,386            $ 5,309,074         $ 12,279,948
   Withdrawals                               (20,266,456)          (10,676,028)            (9,624,115)         (25,189,332)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $ (9,718,816)         $ (4,102,642)           $(4,315,041)        $(12,909,384)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (9,437,645)         $ (5,284,050)           $(4,301,238)        $(13,633,216)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $103,755,097          $ 50,117,073            $53,708,707         $151,257,470
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 94,317,452          $ 44,833,023            $49,407,469         $137,624,254
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  ALABAMA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.51%(2)         0.46%        0.49%        0.50%        0.49%        0.47%
Expenses after custodian fee
   reduction                              0.51%(2)         0.45%        0.47%        0.49%        0.45%          --
Net investment income                     5.58%(2)         5.18%        5.21%        5.47%        5.50%        5.77%
Portfolio Turnover                           5%              23%          23%          23%          52%          51%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $70,536          $82,141      $94,777     $102,356     $108,544     $118,486
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  ARKANSAS PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.47%(2)         0.45%        0.44%        0.49%        0.48%        0.46%
Expenses after custodian fee
   reduction                              0.47%(2)         0.43%        0.43%        0.48%        0.46%          --
Net investment income                     5.64%(2)         5.25%        5.22%        5.40%        5.40%        5.69%
Portfolio Turnover                          12%              24%          13%          17%          11%          23%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $44,672          $50,491      $56,255      $62,686      $74,103      $81,535
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  GEORGIA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.52%(2)         0.46%        0.48%        0.49%        0.50%        0.46%
Expenses after custodian fee
   reduction                              0.52%(2)         0.42%        0.47%        0.47%        0.45%          --
Net investment income                     5.72%(2)         5.31%        5.29%        5.55%        5.59%        5.73%
Portfolio Turnover                          12%              38%          19%          13%          21%          48%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $59,158          $71,220      $87,251      $95,162     $108,974     $122,949
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  KENTUCKY PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.53%(2)         0.49%        0.49%        0.51%        0.53%        0.49%
Expenses after custodian fee
   reduction                              0.51%(2)         0.47%        0.48%        0.48%        0.50%          --
Net investment income                     5.75%(2)         5.36%        5.38%        5.56%        5.49%        5.75%
Portfolio Turnover                           6%              11%          15%          28%          28%          30%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $85,165          $97,762     $112,635     $123,110     $133,017     $145,269
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 LOUISIANA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
--------------------------------------------------------------------------------------------------------------------
Net expenses(1)                           0.45%(2)         0.37%        0.39%        0.40%        0.30%        0.22%
Net expenses after custodian
   fee reduction                          0.43%(2)         0.34%        0.34%        0.38%        0.23%          --
Net investment income                     5.62%(2)         5.16%        5.25%        5.85%        5.90%        6.06%
Portfolio Turnover                          12%              20%          43%          27%          99%          46%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $29,065          $32,668      $36,510      $34,432      $35,049      $34,309
--------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                       0.41%        0.33%
Expenses after custodian fee
   reduction                                                                                      0.35%          --
Net investment income                                                                             5.79%        5.95%
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended August 31, 1995 have not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  MARYLAND PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.51%(2)         0.49%        0.48%        0.48%        0.51%        0.47%
Expenses after custodian fee
   reduction                              0.49%(2)         0.46%        0.44%        0.45%        0.48%          --
Net investment income                     5.18%(2)         5.05%        5.11%        5.38%        5.50%        5.79%
Portfolio Turnover                           7%              31%          30%          30%          33%          30%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $84,330          $95,223     $105,152     $107,401     $110,588     $115,004
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting quidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  MISSOURI PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.49%(2)         0.46%        0.47%        0.47%        0.49%        0.48%
Expenses after custodian fee
   reduction                              0.49%(2)         0.44%        0.45%        0.46%        0.47%          --
Net investment income                     5.80%(2)         5.28%        5.31%        5.52%        5.52%        5.76%
Portfolio Turnover                           8%              21%          11%           5%          36%          24%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $58,794          $68,264      $74,398      $79,882      $85,162      $93,162
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               NORTH CAROLINA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.51%(2)         0.50%        0.51%        0.52%        0.52%        0.48%
Expenses after custodian fee
   reduction                              0.51%(2)         0.49%        0.48%        0.50%        0.48%          --
Net investment income                     5.73%(2)         5.24%        5.31%        5.53%        5.51%        5.78%
Portfolio Turnover                           7%               3%          26%          42%          54%          33%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $113,868         $129,330     $152,930     $167,571     $187,044     $195,179
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   OREGON PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.51%(2)         0.48%        0.48%        0.56%        0.50%        0.50%
Expenses after custodian fee
   reduction                              0.50%(2)         0.47%        0.48%        0.55%        0.47%          --
Net investment income                     5.67%(2)         5.27%        5.28%        5.46%        5.37%        5.60%
Portfolio Turnover                          15%              35%           9%          22%          28%          22%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $84,076          $94,317     $103,755     $113,693     $129,759     $146,391
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               SOUTH CAROLINA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.46%(2)         0.43%        0.44%        0.51%        0.53%        0.44%
Expenses after custodian fee
   reduction                              0.44%(2)         0.40%        0.43%        0.50%        0.51%          --
Net investment income                     5.79%(2)         5.33%        5.37%        5.59%        5.65%        5.81%
Portfolio Turnover                           8%              26%          21%           8%          36%          75%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $37,089          $44,833      $50,117      $53,970      $58,318      $61,412
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 TENNESSEE PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.45%(2)         0.42%        0.44%        0.43%        0.45%        0.41%
Expenses after custodian fee
   reduction                              0.45%(2)         0.41%        0.42%        0.42%        0.43%          --
Net investment income                     5.60%(2)         5.23%        5.20%        5.48%        5.52%        5.81%
Portfolio Turnover                           8%              13%          21%           3%          39%          20%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $44,992          $49,407      $53,709      $54,162      $56,065      $58,673
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               VIRGINIA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    --------------------------------------------------------
                                  (UNAUDITED)            1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.54%(2)        0.50%       0.52%       0.52%       0.51%        0.48%
Expenses after custodian fee
   reduction                              0.54%(2)        0.48%       0.50%       0.49%       0.48%          --
Net investment income                     5.68%(2)        5.26%       5.27%       5.53%       5.55%        5.81%
Portfolio Turnover                          10%             17%          8%         25%         30%          38%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $120,765         $137,624    $151,257    $161,658    $177,644    $191,748
---------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 29, 2000 the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE(1)
    -------------------------------------------------------------------------
    Alabama                                   $132,145                  0.35%
    Arkansas                                    64,845                  0.28%
    Georgia                                    109,287                  0.34%
    Kentucky                                   170,662                  0.38%
    Louisiana                                   33,089                  0.22%
    Maryland                                   161,974                  0.36%
    Missouri                                   105,749                  0.33%
    North Carolina                             243,930                  0.41%
    Oregon                                     164,125                  0.37%
    South Carolina                              48,292                  0.24%
    Tennessee                                   63,954                  0.27%
    Virginia                                   262,914                  0.41%

 (1)  Advisory fees paid as a percentage of average daily net assets
      (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2000 no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 29, 2000 were as follows:

    ALABAMA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,544,251
    Sales                                      11,171,017

    ARKANSAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,388,705
    Sales                                      10,022,012

    GEORGIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,949,637
    Sales                                      17,127,141

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    KENTUCKY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,117,118
    Sales                                      14,137,660

    LOUISIANA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,524,580
    Sales                                       6,859,547
    MARYLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,847,700
    Sales                                      13,306,069

    MISSOURI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,691,760
    Sales                                      12,316,452

    NORTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,352,203
    Sales                                      27,195,760

    OREGON PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $13,419,602
    Sales                                      18,546,878

    SOUTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,098,579
    Sales                                       9,859,457
    TENNESSEE PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,846,481
    Sales                                       6,842,543
    VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $13,283,999
    Sales                                      23,682,982

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 29, 2000 as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 71,921,037
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,657,017
    Gross unrealized depreciation               (3,973,908)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,316,891)
    ------------------------------------------------------

    ARKANSAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 44,616,524
    ------------------------------------------------------
    Gross unrealized appreciation             $    727,877
    Gross unrealized depreciation               (1,373,085)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (645,208)
    ------------------------------------------------------

    GEORGIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 61,819,614
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,581,938
    Gross unrealized depreciation               (4,233,139)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,651,201)
    ------------------------------------------------------

    KENTUCKY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 83,415,772
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,283,330
    Gross unrealized depreciation               (2,758,441)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (475,111)
    ------------------------------------------------------

    LOUISIANA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,853,203
    ------------------------------------------------------
    Gross unrealized appreciation             $    302,649
    Gross unrealized depreciation               (1,639,906)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,337,257)
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MARYLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 89,106,902
    ------------------------------------------------------
    Gross unrealized appreciation             $    929,549
    Gross unrealized depreciation               (7,479,247)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (6,549,698)
    ------------------------------------------------------

    MISSOURI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 59,198,084
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,767,285
    Gross unrealized depreciation               (3,073,950)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,306,665)
    ------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $102,436,375
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,484,683
    Gross unrealized depreciation               (3,068,665)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    416,018
    ------------------------------------------------------

    OREGON PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 85,065,183
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,411,117
    Gross unrealized depreciation               (3,460,160)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,049,043)
    ------------------------------------------------------

    SOUTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,044,460
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,048,546
    Gross unrealized depreciation               (1,893,079)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (844,533)
    ------------------------------------------------------

    TENNESSEE PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 44,413,468
    ------------------------------------------------------
    Gross unrealized appreciation             $    965,282
    Gross unrealized depreciation               (1,443,914)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (478,632)
    ------------------------------------------------------

    VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $121,190,113
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,810,342
    Gross unrealized depreciation               (4,967,799)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,157,457)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At February 29, 2000 the Arkansas Portfolio, Kentucky Portfolio and Virginia Portfolio had balances outstanding pursuant to this line of credit of $100,000, $600,000 and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

6 Financial Instruments
-------------------------------------------

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At February 29, 2000 there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Alabama, Kentucky,
and Maryland Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Georgia, Missouri, and
Tennessee Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Louisiana, North
Carolina, and Virginia Municipals
Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Arkansas and Oregon
Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate Schoool of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant